[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

August 5, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                                              Nuveen Multistate Trust II

                                                             File Nos. 333-14729 and 811-07755

Ladies and Gentlemen:

On behalf of Nuveen Multistate Trust II (the “Registrant”), we are transmitting Post-Effective Amendment No. 38 and Amendment No. 42 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to a new series, Nuveen California Intermediate Municipal Bond Fund, and is being filed pursuant to Rule 485(a) under the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures